Investment Objectives and Goals - YCG Enhanced Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	YCG ENHANCED FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The YCG Enhanced Fund (the “Fund”) seeks to maximize long-term capital appreciation consistent with reasonable investment risk.